May 1, 2022
Updating Summary Prospectus For Investors in METROPOLITAN LIFE SEPARATE ACCOUNT E VESTMET Group and Individual Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about individual and group flexible premium VestMet contracts (the “Contracts”) issued by Metropolitan Life Insurance Company ( “MetLife,” ” the “Company,” “we,” “us” or “our").
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000205. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

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UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from the Contract within 7 years following your the contract effective date, you will be assessed a surrender charge of up to 7% of the amount withdrawn. This surrender charge is currently being wavied.
	For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.			Fees
Transaction Charges	There are no transaction charges.
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.95% (1)	1.50% (1)
	Investment options (Portfolio fees and expenses)	0.27% (2)	0.73% (2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of Portfolio assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
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	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Lowest Annual Cost:	Highest Annual Cost:
	$1,644	$2,035
• Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No optional benefits available
	• No additional purchase payments, transfers or withdrawals	• Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Portfolio fees and expenses • No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges may apply for up to 7 years following each purchase payment. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	Contracts are subject to the risks related to MetLife, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Contract are subject to the claims-paying ability of MetLife. If MetLife experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting www.metlife.com.		Principal Risks of Investing in the Contract
	RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Withdrawals or transfers must be at least $250 (or the entire balance in a Division, if less). You may make 12 transfers each calendar year (including transfers from the Fixed Interest Account to the Separate Account). We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.		Withdrawals and Transfers
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	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Other Information - Distribution of the Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Other Information - Distribution of the Contracts
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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000205. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	-0.19%	1.01%	0.54%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-1

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000205, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003505

May 1, 2022
Updating Summary Prospectus For Investors in Preference Plus® Account Variable Annuity Contracts (APPA)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company ("MetLife")
This Updating Summary Prospectus includes updating information about individual and group Preference Plus Account Contracts for deferred variable annuities (“Deferred Annuities”) and Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as the "Contract") issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000200. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com. As noted in Appendix A below, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts Contract Year and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contractor determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

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UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	A Withdrawal Charge of up to 7.00% may be assessed on any such premium payment paid less than 8 years before the date of the withdrawal.
	For example, if you purchase a the Contract for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $7,000.			Charges
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee of $25.
	There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.25%(1)	1.25% (1)
	Investment options (Portfolio fees and expenses)	0.27%(2)	1.03% (2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.
For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Value is less than $20,000 and You are not enrolled in the check-o-matic or automatic payroll deduction programs. For the SIMPLE IRA Deferred Annuity, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and You do not make a purchase payment during the Contract Year.
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	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.		Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,429	$2,068
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract classes and Portfolio fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract classes, optional benefits and Portfolio fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short- Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal Charges may apply for up to 8 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including the Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
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	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investment	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee of $25.
We reserve the right to add, remove or substitute Portfolios.
	The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	Charges – Transfer Fee
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Who Sells the Deferred Annuities and Income Annuities
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Exchanges/Transfers
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IMPORTANT TERMS YOU SHOULD KNOW
Account Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office  —  The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. We will notify you if there is a change of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value  —  With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – the person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Annuitant dies.
Contract  — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.
Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds®.
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
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Exchange  — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look — You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
MetLife  — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "Company," “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You  — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements.
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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. You should check with your Employer as to which Portfolios are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000200. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. If your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.45%	-0.31%	3.27%	4.25%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.97%	12.14%	11.61%	10.22%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	1.01%	15.91%	13.89%	12.35%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.64%	9.44%	8.33%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.77%	21.02%	25.26%	18.46%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Sector	CBRE Global Real Estate Portfolio - Class E (formerly known as Clarion Global Real Estate Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.77%	34.56%	10.14%	9.12%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	8.52%	7.18%	8.83%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.95%	7.01%	19.03%	16.75%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.74%	14.05%	9.72%	9.52%
US Equity	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	5.49%	5.26%	3.01%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	13.52%	10.15%	8.59%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	17.75%	11.85%	10.14%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-5

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000200, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003498

May 1, 2022
Updating Summary Prospectus For Investors in Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)
Issued by Separate Account E of
Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about individual and group Preference Plus® Account Contracts for deferred variable annuities (“Deferred Annuities”) and Preference Plus® immediate variable income annuities (“Income Annuities”) (also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“MetLife,” the "Company," “we,” “us” or “our”).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000235. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com. As noted in Appendix A below, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase. A Withdrawal Charge of up to 7.00% may be assessed on any such premium payment paid up to 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $7,000.	Charges – Early Withdrawal Charges
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, we reserve the right to impose a transfer fee of $25.
There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.	Charges – Transfer Fee
3

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by investment options chosen)	1.25%(1)	1.25% (1)
	Investment options (Portfolio fees and expenses)	0.27%(2)	1.03% (2)
For all Contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year. For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) You pay a $20 charge applied against any amounts in the Fixed Interest Account.

(1) As a percentage of your Account Balance in the Separate Account.
(2) As a percentage of average daily net assets of the Portfolio.
	Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.			Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,429	$2,068
• Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract classes and Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	• Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.			Principal Risks of Investing in the Contract
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	RISKS	LOCATION IN PROSPECTUS
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal Charges may apply for up to 8 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including the Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to Metropolitan Life including any obligations (including under the Fixed Account), guarantees and benefits of the Contract, which are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, we reserve the right to impose a transfer fee of $25.
We reserve the right to add, remove or substitute Portfolios.
	The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	Charges -Transfer Fee Restrictions on Transfers
5

	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Who Sells the Deferred Annuities and Income Annuities
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Exchanges/Transfers
IMPORTANT TERMS YOU SHOULD KNOW
Account Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans, if applicable.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office — The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
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Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – the person or persons who receive a benefit, including continuing payments or a lump sum payment, if the Annuitant dies.
Contract  — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Divisions  — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds or American Funds®.
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look — You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We
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may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your MetLife Administrative Office before submitting the form or request.
MetLife  — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You  — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, "You" means the employer and, for Keogh Contracts, “You" means the plan trustee. Under the PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "You" means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, "You" means the participant who has received such Contract or cash distribution.
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APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000235. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.45%	-0.31%	3.27%	4.25%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.97%	12.14%	11.61%	10.22%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	1.01%	15.91%	13.89%	12.35%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.64%	9.44%	8.33%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.77%	21.02%	25.26%	18.46%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.63%	15.12%	12.49%	10.48%
Sector	CBRE Global Real Estate Portfolio - Class E (formerly known as Clarion Global Real Estate Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.77%	34.56%	10.14%	9.12%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.75%	9.26%	10.41%	8.98%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	10.55%	11.24%	9.97%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	12.07%	12.48%	10.81%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	15.18%	13.98%	11.97%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.50%	14.72%	12.39%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.53%	14.72%	12.49%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.51%	14.72%	12.55%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	8.52%	7.18%	8.83%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.95%	7.01%	19.03%	16.75%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.74%	14.05%	9.72%	9.52%
US Equity	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	5.49%	5.26%	3.01%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	13.52%	10.15%	8.59%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	17.75%	11.85%	10.14%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-5

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information dated May 1, 2022, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000235, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, Beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003499

May 1, 2022
Updating Summary Prospectus For Investors in Preference Plus® Account Variable Annuity Contracts (CPPA)
Issued by Metropolitan Life Insurance Company ("MetLife")
This Updating Summary Prospectus includes updating information about the individual and group Preference Plus Account Contracts for deferred variable annuities (“Deferred Annuities”) and Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as “the Contract”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000202. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from the Contract within 8 years following your last purchase payment, you will be assessed a contingent deferred sales charge of up to 7% of Contract Value withdrawn.
	For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.			Fees
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.
	Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The Account Reduction Loan Maintenance Fee is $50.00.			Fees
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95% (1)
	Investment Options (Portfolio fees and expenses)	0.27%(2)	0.96% (2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of daily net assets of the Portfolio.
3

	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.		Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,164	$1,779
• Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	• Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract including loss of principal.		Principal Risks of Investing in the Contract
Not a Short- Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges may apply for up to 8 years following each purchase payment. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	Contracts are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Contract are subject to the claims-paying ability of the Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting visiting https://www.metlife.com/about-us/corporate-profile/ratings/.		Principal Risks of Investing in the Contract
4

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investment	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee of $10 after the first twelve transfers between Divisions. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	Transfers
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Who Sells the Deferred Annuities and Income Annuities
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Transfers/Exchanges
IMPORTANT TERMS YOU SHOULD KNOW
Account Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office — The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. We will notify you if there is a change of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.
5

Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Contract  — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the Contracts is issued.
Divisions  — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds®.
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look — You may cancel your Contracts within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or
6

from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You  — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, “You” means the trustee of the Keogh plan.
7

APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. You should check with your Employer as to which Portfolios are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000202. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Sector	CBRE Global Real Estate Portfolio - Class A (formerly known as Clarion Global Real Estate Portfolio - Class A) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.62%	34.70%	10.29%	9.28%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	8.66%	7.35%	9.00%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.80%	7.12%	19.19%	16.92%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	14.22%	9.89%	9.68%
US Equity	MFS ® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	25.54%	12.51%	13.70%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-4

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000202, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003502

May 1, 2022
Updating Summary Prospectus For Investors in Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA)
Issued by Separate Account E of
Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about group Enhanced Preference Plus® Account Contracts for deferred variable annuities (“Enhanced Deferred Annuities”) and Enhanced Preference® Plus immediate variable income annuities (“Enhanced Income Annuities”) issued by Metropolitan Life Insurance Company ("Metlife," the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000209. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	If you withdraw money from the Contract within 8 years following your last purchase payment, you will be assessed a Withdrawal Charge of up to 7% of Contract Value withdrawn.
	For example, if you purchase the Contract for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $7,000.			Fees
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.
	Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The Account Reduction Loan Maintenance Fee is $50.00.			Fees
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95% (1)
	Investment options (Portfolio fees and expenses)	0.27%(2)	1.03% (2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.
3

	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.		Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,164	$1,821
• Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	• Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges may apply for up to 7 years following each purchase payment. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	Contracts are subject to the risks related to Metropolitan Life including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Contract, which are subject to the claims-paying ability of the Company. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.		Principal Risks of Investing in the Contract
4

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, we reserve the right to impose a transfer fee of $10 after the first 12 transfers between Divisions.
We reserve the right to add, remove or substitute Portfolios.
	The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	Charges - Transfer Fee Restrictions on Transfers
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Who Sells the Deferred Annuities and Income Annuities
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Exchanges/ Transfers
IMPORTANT TERMS YOU SHOULD KNOW
Account Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans, if applicable.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office — The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement,
5

payment statement and/or check stub will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.
Annuitant  — The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary  — the person or persons who receive a benefit, including continuing payments or a lump sum payment, if the Annuitant dies.
Contract  — A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Enhanced Deferred Annuities.
Divisions  —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds®.
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look —  You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your
6

Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — This term is used throughout this Prospectus when we are referring to the Enhanced Income Annuities.
MetLife  —  MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as “the Company,” “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You  — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, “You” means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, “You” means the participant who has received such Contract or cash distribution.
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APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000209. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.45%	-0.31%	3.27%	4.25%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.97%	12.14%	11.61%	10.22%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	1.01%	15.91%	13.89%	12.35%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.64%	9.44%	8.33%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.77%	21.02%	25.26%	18.46%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.63%	15.12%	12.49%	10.48%
US Equity	Calvert VP SRI Mid Cap Portfolio - X Calvert Research and Management	0.96%	15.03%	12.59%	11.89%
Sector	CBRE Global Real Estate Portfolio - Class E (formerly known as Clarion Global Real Estate Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.77%	34.56%	10.14%	9.12%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	24.89%	11.95%	12.53%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.75%	9.26%	10.41%	8.98%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	10.55%	11.24%	9.97%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	12.07%	12.48%	10.81%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	15.18%	13.98%	11.97%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.50%	14.72%	12.39%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.53%	14.72%	12.49%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.51%	14.72%	12.55%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.61%	23.21%	26.29%	19.70%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	8.52%	7.18%	8.83%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.95%	7.01%	19.03%	16.75%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.39%	-0.61%	4.33%	3.54%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	14.22%	9.89%	9.68%
US Equity	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	5.49%	5.26%	3.01%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	13.52%	10.15%	8.59%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	17.75%	11.85%	10.14%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-5

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information dated May 1, 2022, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000209, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003501

May 1, 2022
Updating Summary Prospectus For Investors in Financial Freedom Account Variable Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company (“MetLife”)
This Updating Summary Prospectus includes updating information about group Financial Freedom Account Contracts for deferred variable annuities (“Financial Freedom Deferred Annuities”) and Financial Freedom immediate variable income annuities (“Financial Freedom Income Annuities”) (also referred to herein as “the Deferred Annuities” or “the Contracts”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000210. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges Early Withdrawal	An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the Purchase Payments were allocated to the Fixed Interest Account in your Deferred Annuity.

	For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.			Charges Appendix C
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.

	Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The Account Reduction Loan Maintenance Fee is $50.00.			Fees
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95% (1)
	Investment options (Portfolio fees and expenses)	0.23%(2)	1.03% (2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.
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	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.		Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,128	$1,821
• Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	• Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short- Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

• An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the Purchase Payments were allocated to the Fixed Interest Account in your Deferred Annuity. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
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	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Contracts are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Contract are subject to the claims-paying ability of the Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee of $25. We reserve the right to add, remove or substitute Portfolios.

	The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage additional limits that apply to transfers.	Transfers
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Certain Payments We Receive with Regard to the Portfolios
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Transfers
IMPORTANT TERMS YOU SHOULD KNOW
Account Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division.
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We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office — The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – the person who receives a benefit, including continuing payments or a lump sum payment, if the Annuitant dies.
Contract  — A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Financial Freedom Deferred Annuities.
Divisions  — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds®.
Early Withdrawal Charge — The Early Withdrawal Charge is a charge that may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the purchase payment was allocated to the Fixed Interest Account.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
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Free Look — You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — This term is used throughout this Prospectus when we are referring to the Financial Freedom Income Annuities.
MetLife  — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You  — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, “You” means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.
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Appendix A Portfolio Companies Available Under The Contract
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000210. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. As noted in Appendix A below, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.45%	-0.31%	3.27%	4.25%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.97%	12.14%	11.61%	10.22%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	1.01%	15.91%	13.89%	12.35%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.64%	9.44%	8.33%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.77%	21.02%	25.26%	18.46%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.63%	15.12%	12.49%	10.48%
US Equity	Calvert VP SRI Mid Cap Portfolio - X Calvert Research and Management	0.96%	15.03%	12.59%	11.89%
Sector	CBRE Global Real Estate Portfolio - Class E (formerly known as Clarion Global Real Estate Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.77%	34.56%	10.14%	9.12%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	24.89%	11.95%	12.53%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.75%	9.26%	10.41%	8.98%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	10.55%	11.24%	9.97%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	12.07%	12.48%	10.81%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	15.18%	13.98%	11.97%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.50%	14.72%	12.39%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.53%	14.72%	12.49%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.90%	17.51%	14.72%	12.55%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.23%	0.01%	0.93%	0.51%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.61%	23.21%	26.29%	19.70%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	8.52%	7.18%	8.83%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.95%	7.01%	19.03%	16.75%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.39%	-0.61%	4.33%	3.54%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	14.22%	9.89%	9.68%
US Equity	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	5.49%	5.26%	3.01%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	13.52%	10.15%	8.59%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	17.75%	11.85%	10.14%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000210, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003500